Consolidated shareholders' equity - Summary of earnings per share (Details) - EUR (€) € in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Attributable to equity holders of Sanofi	€ 1,957.0	€ 5,812.0
Net income from continuing operations	1,931.0	2,941.0
Net income from discontinued operations	€ 26.0	€ 2,871.0
Average number of shares outstanding (in shares)	1,200.4	1,225.5
Adjustment for stock options with dilutive effect (in shares)	0.0	0.1
Adjustment for restricted shares (in shares)	5.1	5.1
Average number of shares used to compute diluted earnings per share (in shares)	1,205.5	1,230.7